Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
CURRENT TAX ASSETS AND LIABILITIES
Summary of Current Tax Assets and Liabilities

The detail of current tax assets and liabilities as of December 31, 2018 and 2017, is as follows:

	As of December 31,
	2018	2017
Tax Receivables	ThCh$	ThCh$
Monthly provisional tax payments	52,950,410	63,942,847
Tax credit for absorbed profits	46,343,265	13,433,962
Tax credit for training expenses	470,142	261,000
Other	—	118,239
Total	99,763,817	77,756,048

The details of accounts payable associated with current taxes as of December 31, 2018 and 2017 are as follows:

	As of December 31,
	2018	2017
Tax Payables	ThCh$	ThCh$
Income tax	17,677,920	67,027,507
Total	17,677,920	67,027,507